Condensed Consolidated Statements of Operations - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Revenue
Project Income	$ 634,222	$ 125,591	$ 202,007	$ 530,606	$ 1,099,225
Cost of revenue	430,065	89,740	113,376	355,664	750,740
Gross profit	204,157	35,851	88,631	174,942	348,485
Operating expenses:
Depreciation and amortization	99
Professional services	1,519,903	6,573
Advertising and marketing	159,658	11,911
Selling, general and administrative	977,123	94,075	504,278	151,511	105,349
Salaries and wages	982,040	76,237	271,568	110,770	81,151
Total operating expenses	3,638,823	188,796	775,846	262,281	186,500
Loss from operations	(3,434,666)	(152,945)	(687,215)	(87,339)	161,985
Other income (expense)
Government subsidies	9,017		20,018		12,247
Interest expense	(7,076)	(40,735)	(48,451)	(7,137)
Interest income	273	818	968	1,279	36
Total other expense	2,214	(39,917)	(27,465)	(5,858)	12,283
Loss from operations before income taxes	(3,432,452)	(192,862)	(714,680)	(93,197)	174,268
Provision for income taxes
Net Loss	(3,432,452)	(192,862)	(714,680)	(93,197)	174,268
Other comprehensive loss
Foreign currency translation adjustments	96,515	(2,159)	18,435	(546)	857
Total comprehensive loss	$ (3,335,937)	$ (195,021)	$ (696,245)	$ (93,743)	$ 175,125
Earnings (loss) per share - basic	$ (0.27)	$ (0.02)	$ (0.08)	$ (0.01)	$ 0.02
Earnings (loss) per share - diluted	$ (0.27)	$ (0.02)	$ (0.08)	$ (0.01)	$ 0.02
Weighted average shares outstanding - basic	12,732,149	7,773,406	8,689,741	7,711,111	7,711,111
Weighted average shares outstanding - diluted	12,732,149	7,773,406	8,689,741	7,711,111	7,711,111